Subsequent events (Details Narrative)	1 Months Ended			12 Months Ended
	Jan. 31, 2023 USD ($) shares	Jan. 19, 2023 CHF (SFr)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Jan. 24, 2023 USD ($)	Jun. 29, 2021 USD ($)
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 4,820,000		$ 44,362,000		$ 22,053,000
Employees
Subsequent Event [Line Items]
Options, granted | shares				6,600	6,600	33,000	33,000	279,017
the "Anson Facility" | Convertible Debt
Subsequent Event [Line Items]
Convertible debt										$ 22,000,000
Proceeds from convertible debt			$ 11,000,000
Conversion of debt						$ 9,800,000
Conversion of debt, shares issued | shares				14,351,699	14,351,699	8,228,262	8,228,262
the "L1 Facility" | Convertible Debt
Subsequent Event [Line Items]
Convertible debt				$ 1,266,529						$ 22,000,000
Proceeds from convertible debt			$ 11,000,000
Line of Credit | UBS SA "Covid Loans"
Subsequent Event [Line Items]
Repayment of lines of credit | SFr					SFr 83,800		SFr 70,000
Subsequent Events | Employees
Subsequent Event [Line Items]
Options, granted | shares	268,535
Subsequent Events | Anson Facility "Second Amendment" | Convertible Debt
Subsequent Event [Line Items]
Aggregate amount of loan									$ 5,500,000
Proceeds from convertible debt	$ 1,500,000
Subsequent Events | the "Anson Facility" | Convertible Debt
Subsequent Event [Line Items]
Convertible debt									$ 22,000,000
Conversion of debt	$ 500,000
Conversion of debt, shares issued | shares	2,599,620
Subsequent Events | the "L1 Facility" | Convertible Debt
Subsequent Event [Line Items]
Conversion of debt	$ 900,000
Conversion of debt, shares issued | shares	5,700,622
Subsequent Events | Line of Credit | UBS SA "Covid Loans"
Subsequent Event [Line Items]
Repayment of lines of credit | SFr		SFr 185,800